Cover Page	Dec. 31, 2022	Nov. 16, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 16, 2022
Entity Registrant Name		Upstart Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39797
Entity Tax Identification Number		46-4332431
Entity Address, Address Line One		2950 S. Delaware Street
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		San Mateo
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94403
City Area Code		650
Local Phone Number		204-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		UPST
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001647639
Amendment Flag		false
Current Fiscal Year End Date	--12-31